UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04997

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds V

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2014

Item 1. Schedule of Investments.

Schedule of investments
Delaware Dividend Income Fund	August 31, 2014 (Unaudited)

	Number of
	Shares	Value (U.S. $)
Common Stock – 60.51%
Consumer Discretionary – 5.01%
Asian Pay Television Trust	5,369,000	$3,847,128
Bayerische Motoren Werke	1,808	210,488
Don Quijote Holdings	3,300	174,744
General Motors	194,592	6,771,802
Hanesbrands	1,700	174,556
Johnson Controls	208,200	10,162,242
Kering	1,556	329,689
Lowe’s	199,300	10,465,243
Nitori Holdings	9,286	556,865
Publicis Groupe	5,026	374,456
Sumitomo Rubber Industries	23,400	334,173
Target	54,500	3,273,815
Techtronic Industries	93,000	283,798
Toyota Motor	11,300	643,760
Yue Yuen Industrial Holdings	130,500	404,968
		38,007,727
Consumer Staples – 6.25%
Archer-Daniels-Midland	225,400	11,238,444
Aryzta †	7,713	704,428
Carlsberg Class B	4,610	420,396
Coca-Cola	81,693	3,408,232
Coca-Cola Amatil	36,741	308,729
CVS Caremark	126,400	10,042,480
Kraft Foods Group	182,200	10,731,580
Mondelez International Class A	282,600	10,227,294
Tesco	82,148	313,554
		47,395,137
Diversified REITs – 0.55%
Gramercy Property Trust	310,500	1,921,995
Mapletree Commercial Trust	759,000	884,148
Washington Real Estate Investment Trust	50,600	1,405,668
		4,211,811
Energy – 7.51%
BP ADR	63,500	3,037,840
Chevron	78,700	10,187,715
CNOOC	247,000	496,546
ConocoPhillips	125,800	10,217,476
Halcon Resources †	3,182	17,499
Halliburton	153,400	10,371,374
Kodiak Oil & Gas †	13,885	225,909

NQ-129 [8/14] 10/14 (13308)     1

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

	Number of
	Shares	Value (U.S. $)
Common Stock (continued)
Energy (continued)
Marathon Oil	256,600	$10,697,654
Occidental Petroleum	100,400	10,414,492
Range Resources	1,712	134,546
Saipem †	17,086	405,465
Subsea 7	23,586	392,314
Total	5,956	392,796
		56,991,626
Financials – 6.97%
Allstate	162,400	9,985,976
Apollo Investment	450,400	3,950,008
AXA	29,263	724,812
Bank of New York Mellon	273,700	10,723,566
Bank Rakyat Indonesia Persero	285,998	270,340
BB&T	271,400	10,131,362
ING Groep CVA †	32,787	450,854
Marsh & McLennan	193,000	10,248,300
Mitsubishi UFJ Financial Group	120,100	690,441
Nordea Bank	56,321	734,000
Och-Ziff Capital Management Group	315,806	3,909,678
Standard Chartered	30,762	619,380
UniCredit	54,417	421,158
		52,859,875
Healthcare – 8.77%
Akorn †	3,242	126,503
Baxter International	135,600	10,167,288
Cardinal Health	138,900	10,236,930
Healthcare Realty Trust	24,900	621,504
Healthcare Trust of America Class A	76,600	953,670
Johnson & Johnson	99,600	10,331,508
Merck	171,700	10,320,887
Novartis	8,881	796,591
Pfizer	353,138	10,378,726
Quest Diagnostics	166,900	10,549,749
Sanofi	7,087	777,579
Stada Arzneimittel	8,389	334,773
Teva Pharmaceutical Industries ADR	16,996	892,630
Valeant Pharmaceuticals International †	862	101,113
		66,589,451

2     NQ-129 [8/14] 10/14 (13308)

(Unaudited)

	Number of
	Shares	Value (U.S. $)
Common Stock (continued)
Healthcare REITs – 0.08%
Sabra Health Care REIT	21,500	$612,320
		612,320
Hotel REITs – 0.75%
Concentradora Fibra Hotelera Mexicana	737,685	1,308,367
DiamondRock Hospitality	77,700	1,034,964
RLJ Lodging Trust	40,300	1,201,343
Strategic Hotels & Resorts †	183,300	2,177,604
		5,722,278
Industrial REITs – 0.36%
First Industrial Realty Trust	117,200	2,133,040
Terreno Realty	28,600	578,864
		2,711,904
Industrials – 4.84%
Deutsche Post	15,288	499,901
East Japan Railway	6,046	469,654
General Electric	95,600	2,483,688
ITOCHU	43,289	550,187
Koninklijke Philips	15,893	484,286
Meggitt	26,356	206,317
Northrop Grumman	81,800	10,406,596
Raytheon	104,600	10,077,164
Vinci	7,756	507,021
Waste Management	222,800	10,464,916
WestJet Airlines @	20,556	555,823
		36,705,553
Information Technology – 7.94%
Apple	40,900	4,192,250
Broadcom Class A	267,900	10,549,902
CGI Group Class A †	26,246	928,857
Cisco Systems	407,900	10,193,421
Intel	319,300	11,149,956
Microsoft	260,600	11,839,058
Teleperformance	9,260	600,960
Xerox	782,400	10,804,944
		60,259,348
Mall REITs – 0.55%
Simon Property Group	18,863	3,207,276
Taubman Centers	12,500	952,125
		4,159,401
Manufactured Housing REITs – 0.25%
Equity Lifestyle Properties	10,127	462,703

NQ-129 [8/14] 10/14 (13308)     3

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

	Number of
	Shares	Value (U.S. $)
Common Stock (continued)
Manufactured Housing REITs (continued)
Sun Communities	26,600	$1,426,558
		1,889,261
Materials - 1.52%
AuRico Gold	30,862	140,501
duPont (E.I.) deNemours	150,900	9,975,999
Lafarge	4,918	376,749
Rexam	47,856	402,741
Rio Tinto	7,210	384,588
Yamana Gold	29,313	249,644
		11,530,222
Media - 0.04%
DIRECTV Class A †	3,850	332,833
		332,833
Mixed REIT - 0.17%
Duke Realty	70,100	1,303,860
		1,303,860
Multifamily REITs - 1.37%
American Campus Communities	28,300	1,118,133
American Residential Properties †	118,400	2,247,232
AvalonBay Communities	12,800	1,972,480
Equity Residential	15,500	1,030,285
Essex Property Trust	7,813	1,511,425
Post Properties	45,700	2,514,414
		10,393,969
Office REITs - 0.77%
alstria office REIT †	73,600	984,028
Brandywine Realty Trust	31,200	499,824
Corporate Office Properties Trust	36,300	1,030,194
Equity Commonwealth	30,800	827,904
First Potomac Realty Trust	47,400	627,576
Highwoods Properties	43,600	1,855,180
		5,824,706
Shopping Center REITs - 1.08%
Agree Realty	37,500	1,107,375
DDR	74,400	1,355,568
First Capital Realty	45,403	806,756
Kite Realty Group Trust	35,900	923,348
Lippo Malls Indonesia Retail Trust	2,593,000	840,771
Ramco-Gershenson Properties Trust	110,500	1,874,080
Wheeler Real Estate Investment Trust @	263,480	1,325,304
		8,233,202

4     NQ-129 [8/14] 10/14 (13308)

(Unaudited)

	Number of
	Shares	Value (U.S. $)
Common Stock (continued)
Single Tenant REITs – 0.57%
American Realty Capital Properties	149,500	$1,967,420
Spirit Realty Capital	201,600	2,380,896
		4,348,316
Specialty – 0.15%
AMC Entertainment Holdings	48,000	1,136,160
		1,136,160
Specialty REIT – 0.26%
EPR Properties	34,700	1,974,777
		1,974,777
Telecommunication Services – 2.87%
AT&T	291,500	10,190,840
Century Communications =†	1,625,000	0
Mobile Telesystems ADR	23,777	438,686
Nippon Telegraph & Telephone	12,437	834,273
Verizon Communications	206,400	10,282,848
		21,746,647
Utilities – 1.88%
Edison International	178,100	10,532,834
GDF Suez	139,219	3,429,093
National Grid	18,202	271,619
		14,233,546
Total Common Stock (cost $354,036,923)		459,173,930

Exchange-Traded Funds – 0.53%
Aberdeen Asia-Pacific Income Fund	304,262	1,859,041
Market Vectors High Yield Municipal Index	69,400	2,127,804
Total Exchange-Traded Funds (cost $3,934,933)		3,986,845

Convertible Preferred Stock – 3.51%
ArcelorMittal 6.00% exercise price $20.36, expiration date
12/21/15	70,950	1,609,678
Chesapeake Energy 144A 5.75% exercise price $26.14,
expiration date 12/31/49 #	1,147	1,382,135
El Paso Energy Capital Trust I 4.75% exercise price
$34.49, expiration date 3/31/28	39,900	2,355,297
Exelon 6.50% exercise price $43.75, expiration date
6/1/17	39,250	1,982,125
Halcon Resources 5.75% exercise price $6.16, expiration
date 12/31/49	1,141	1,144,423
HealthSouth 6.50% exercise price $30.01, expiration date
12/31/49	2,175	3,010,200

NQ-129 [8/14] 10/14 (13308)     5

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

	Number of
	Shares	Value (U.S. $)
Convertible Preferred Stock (continued)
Huntington Bancshares 8.50% exercise price $11.95,
expiration date 12/31/49	1,282	$1,730,700
Intelsat 5.75% exercise price $22.05, expiration date
5/1/16	53,710	2,575,395
Laclede Group 6.75% exercise price $57.81, expiration
date 4/1/17	13,235	730,175
Maiden Holdings 7.25% exercise price $15.47, expiration
date 9/15/16	56,425	2,654,232
MetLife 5.00% exercise price $44.27, expiration date
3/26/14	67,870	2,129,082
SandRidge Energy
7.00% exercise price $7.76, expiration date 12/31/49	4,400	425,700
8.50% exercise price $8.01, expiration date 12/31/49	14,890	1,494,584
Wells Fargo 7.50% exercise price $156.71, expiration date
12/31/49	1,489	1,810,579
Weyerhaeuser 6.375% exercise price $33.20, expiration
date 7/1/16	11,113	641,887
Wheeler Real Estate Investment Trust 9.00% exercise
price $5.00, expiration date 12/31/49	20,790	527,027
Wheeler REIT 9.00% exercise price $5.00, expiration date
12/31/49 @=	414	432,957
Total Convertible Preferred Stock (cost $25,249,071)		26,636,176

	Principal amount°
Commercial Mortgage-Backed Security – 0.14%
BAML Commercial Mortgage
Series 2006-4 A4 5.634% 7/10/46	967,143	1,025,959
Total Commercial Mortgage-Backed Security (cost $981,273)		1,025,959

Convertible Bonds – 9.49%
Basic Industry – 0.08%
Peabody Energy 4.75% exercise price $57.62, expiration
date 12/15/41	788,000	570,315
		570,315
Brokerage – 0.19%
Gain Capital Holdings 144A 4.125% exercise price $12.00,
expiration date 11/30/18 #	1,569,000	1,444,461
		1,444,461
Capital Goods - 0.64%
Owens-Brockway Glass Container 144A 3.00% exercise
price $47.47, expiration date 5/28/15 #	2,517,000	2,562,621

6     NQ-129 [8/14] 10/14 (13308)

(Unaudited)

	Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
Capital Goods (continued)
Titan Machinery 3.75% exercise price $43.17, expiration
date 4/30/19	2,973,000	$2,326,373
		4,888,994
Communications – 1.44%
Alaska Communications Systems Group 6.25% exercise
price $10.28, expiration date 4/27/18	1,810,000	1,475,150
Blucora 144A 4.25% exercise price $21.66, expiration date
3/29/19 #	1,247,000	1,261,808
Clearwire Communications 144A 8.25% exercise price
$7.08, expiration date 11/30/40 #	2,181,000	2,486,340
Liberty Interactive 0.75% exercise price $1,000.00,
expiration date 3/30/43	1,464,000	1,991,955
Liberty Interactive 144A 1.00% exercise price $74.31,
expiration date 9/28/43 #	2,662,000	2,758,497
SBA Communications 4.00% exercise price $30.38,
expiration date 9/29/14	271,000	981,359
		10,955,109
Consumer Cyclical – 1.00%
Arvin Meritor 4.00% exercise price $26.73, expiration date
2/12/27 ϕ	3,072,000	3,302,400
Iconix Brand Group 2.50% exercise price $30.75,
expiration date 5/31/16	1,245,000	1,753,116
Live Nation Entertainment 144A 2.50% exercise price
$34.68, expiration date 5/13/19 #	352,000	354,640
Live Nation Entertainment 2.875% exercise price $27.14,
expiration date 9/29/14	2,165,000	2,163,647
		7,573,803
Consumer Non-Cyclical – 1.63%
Alere 3.00% exercise price $43.98, expiration date
5/15/16	643,000	678,365
BioMarin Pharmaceutical 1.50% exercise price $94.15,
expiration date 10/13/20	1,035,000	1,154,672
Hologic 2.00% exercise price $38.59, expiration date
12/15/43	1,666,000	1,828,435
Hologic 2.00% exercise price $31.17, expiration date
2/27/42 ϕ	1,168,000	1,257,060
NuVasive 2.75% exercise price $42.13, expiration date
6/30/17	2,636,000	2,983,623
Spectrum Pharmaceuticals 144A 2.75% exercise price
$10.53, expiration date 12/13/18 #	1,260,000	1,315,125
Vector Group 1.75% exercise price $27.16, expiration date
4/15/20	1,845,000	2,083,697

NQ-129 [8/14] 10/14 (13308)     7

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
Consumer Non-Cyclical (continued)
Vector Group 2.50% exercise price $17.62, expiration date
1/14/19 •	739,000	$1,077,950
		12,378,927
Energy – 0.93%
Chesapeake Energy 2.50% exercise price $47.77,
expiration date 5/15/37	683,000	710,747
Energy XXI Bermuda 144A 3.00% exercise price $40.40,
expiration date 12/13/18 #	2,792,000	2,519,780
Helix Energy Solutions Group 3.25% exercise price
$25.02, expiration date 3/12/32	1,387,000	1,882,853
Vantage Drilling 144A 5.50% exercise price $2.39,
expiration date 7/15/43 #	1,786,000	1,906,555
		7,019,935
Financials – 0.67%
Ares Capital 5.75% exercise price $19.13, expiration date
2/1/16	1,558,000	1,653,427
BGC Partners 4.50% exercise price $9.84, expiration date
7/13/16	2,293,000	2,432,013
New Mountain Finance 144A 5.00% exercise price $15.93,
expiration date 6/14/19 #	967,000	999,032
		5,084,472
Healthcare – 0.04%
Salix Pharmaceuticals 1.50% exercise price $65.81,
expiration date 3/15/19	130,000	319,394
		319,394
Industrials – 0.23%
General Cable 4.50% exercise price $35.33, expiration
date 11/15/29 ϕ	1,987,000	1,772,156
		1,772,156
REITs – 0.89%
Blackstone Mortgage Trust 5.25% exercise price $28.66,
expiration date 12/1/18	2,762,000	2,965,697
Campus Crest Communities Operating Partnership 144A
4.75% exercise price $12.56, expiration date 10/11/18 #	2,005,000	1,981,191
Forest City Enterprises 3.625% exercise price $24.21,
expiration date 8/14/20	1,683,000	1,793,447
		6,740,335
Technology – 1.61%
Cardtronics 144A 1.00% exercise price $52.35, expiration
date 11/27/20 #	3,115,000	2,988,469
Ciena 144A 3.75% exercise price $20.17, expiration date
10/15/18 #	1,141,000	1,487,579

8     NQ-129 [8/14] 10/14 (13308)

(Unaudited)

	Principal amount°		Value (U.S. $)
Convertible Bonds (continued)
Technology (continued)
j2 Global 3.25% exercise price $69.37, expiration date
6/14/29		2,269,000	$2,356,924
Nuance Communications 2.75% exercise price $32.30,
expiration date 11/1/31		1,574,000	1,575,967
SanDisk 1.50% exercise price $51.53, expiration date
8/11/17		1,204,000	2,323,720
VeriSign 3.25% exercise price $34.37, expiration date
8/15/37		856,000	1,483,020
			12,215,679
Telecommunications - 0.14%
Equinix 4.75% exercise price $84.32, expiration date
6/13/16		410,000	1,083,169
			1,083,169
Total Convertible Bonds (cost $66,759,173)			72,046,749

Corporate Bonds – 14.10%
Automotive – 0.45%
American Axle & Manufacturing 7.75% 11/15/19		274,000	313,045
Chassix 144A 9.25% 8/1/18 #		255,000	265,200
General Motors
4.875% 10/2/23		255,000	274,125
6.25% 10/2/43		330,000	388,575
General Motors Financial 6.75% 6/1/18		515,000	580,019
International Automotive Components Group 144A
9.125% 6/1/18 #		628,000	671,960
Meritor
6.25% 2/15/24		180,000	185,850
6.75% 6/15/21		325,000	345,313
Tupy Overseas 144A 6.625% 7/17/24 #		400,000	416,200
			3,440,287
Banking – 1.05%
Australia & New Zealand Banking Group
5.448% 6/20/22 •	AUD	1,090,000	1,067,402
Bank of America 4.055% 8/23/18 •	AUD	1,100,000	1,046,870
Barclays Bank 7.625% 11/21/22		550,000	618,750
Cooperatieve Centrale Raiffeisen-Boerenleenbank
4.875% 1/20/20	AUD	12,000	11,644
Credit Suisse Group 144A 7.50% 12/29/49 #•		520,000	565,500
Goldman Sachs Group
3.925% 8/21/19 •	AUD	720,000	683,381
4.325% 8/8/18 •	AUD	770,000	740,626

NQ-129 [8/14] 10/14 (13308)     9

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
JPMorgan Chase
3.685% 5/17/18 •	AUD	1,100,000	$1,038,258
6.75% 1/29/49 •		605,000	652,644
Lloyds Banking Group 7.50% 4/30/49 •		950,000	998,688
Popular 7.00% 7/1/19		560,000	565,600
			7,989,363
Basic Industry – 1.60%
AK Steel 7.625% 5/15/20		593,000	615,979
ArcelorMittal 6.125% 6/1/18		664,000	724,590
Arch Coal 144A 8.00% 1/15/19 #		510,000	493,425
Builders FirstSource 144A 7.625% 6/1/21 #		684,000	716,490
Cemex 144A 7.25% 1/15/21 #		665,000	732,331
CPG Merger Sub 144A 8.00% 10/1/21 #		540,000	568,350
Essar Steel Minnesota 144A 11.50% 5/15/20 #		160,000	164,600
First Quantum Minerals
144A 6.75% 2/15/20 #		223,000	232,477
144A 7.00% 2/15/21 #		223,000	235,265
144A 7.25% 5/15/22 #		405,000	428,287
FMG Resources August 2006 144A 6.875% 4/1/22 #		574,000	627,454
Hardwoods Acquisition 144A 7.50% 8/1/21 #		380,000	387,600
HD Supply 11.50% 7/15/20		425,000	500,969
INEOS Group Holdings 144A 5.875% 2/15/19 #		640,000	657,600
JMC Steel Group 144A 8.25% 3/15/18 #		417,000	423,776
Kissner Milling 144A 7.25% 6/1/19 #		450,000	465,187
LSB Industries 7.75% 8/1/19		410,000	449,975
Masonite International 144A 8.25% 4/15/21 #		560,000	610,400
New Gold 144A 6.25% 11/15/22 #		394,000	415,670
Nortek 8.50% 4/15/21		375,000	409,687
Polymer Group 144A 6.875% 6/1/19 #		525,000	532,875
Ryerson
9.00% 10/15/17		277,000	295,697
11.25% 10/15/18		112,000	124,880
Sappi Papier Holding 144A 6.625% 4/15/21 #		280,000	295,400
TPC Group 144A 8.75% 12/15/20 #		523,000	579,223
Wise Metals Group 144A 8.75% 12/15/18 #		235,000	254,975
Wise Metals Intermediate Holdings 144A 9.75% 6/15/19 #		160,000	169,800
			12,112,962
Capital Goods – 0.97%
Accudyne Industries 144A 7.75% 12/15/20 #		400,000	430,000
Ardagh Packaging Finance 144A 6.00% 6/30/21 #		600,000	595,500
B/E Aerospace 5.25% 4/1/22		270,000	293,625
BWAY Holding 144A 9.125% 8/15/21 #		960,000	988,800

10     NQ-129 [8/14] 10/14 (13308)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
Consolidated Container 144A 10.125% 7/15/20 #	419,000	$419,000
Gardner Denver 144A 6.875% 8/15/21 #	270,000	286,875
Gates Global 144A 6.00% 7/15/22 #	940,000	935,300
Milacron 144A 7.75% 2/15/21 #	435,000	470,887
Plastipak Holdings 144A 6.50% 10/1/21 #	405,000	425,250
Reynolds Group Issuer 8.25% 2/15/21	720,000	789,300
Signode Industrial Group 144A 6.375% 5/1/22 #	515,000	513,713
TransDigm
144A 6.00% 7/15/22 #	650,000	662,187
144A 6.50% 7/15/24 #	525,000	538,781
		7,349,218
Communications – 0.06%
VimpelCom Holdings 144A 5.95% 2/13/23 #	500,000	453,050
		453,050
Consumer Cyclical – 0.70%
BI-LO 144A PIK 8.625% 9/15/18 #T	645,000	636,937
DBP Holding 144A 7.75% 10/15/20 #	358,000	341,890
Landry’s 144A 9.375% 5/1/20 #	906,000	978,480
Men’s Wearhouse 144A 7.00% 7/1/22 #	305,000	321,013
Michaels Stores 144A 5.875% 12/15/20 #	425,000	431,587
Murphy Oil USA 6.00% 8/15/23	540,000	575,100
Pantry 8.375% 8/1/20	406,000	436,450
Party City Holdings 8.875% 8/1/20	450,000	498,375
PF Chang’s China Bistro 144A 10.25% 6/30/20 #	377,000	388,310
Rite Aid 6.75% 6/15/21	505,000	538,456
Roundy’s Supermarkets 144A 10.25% 12/15/20 #	135,000	131,287
		5,277,885
Consumer Non-Cyclical – 0.24%
Crestview DS Merger Sub II 10.00% 9/1/21	330,000	374,550
JBS Investments 144A 7.75% 10/28/20 #	565,000	613,025
Prestige Brands 144A 5.375% 12/15/21 #	395,000	394,013
Spectrum Brands
6.375% 11/15/20	77,000	83,160
6.625% 11/15/22	291,000	316,463
		1,781,211
Energy – 2.38%
Athlon Holdings 144A 6.00% 5/1/22 #	485,000	500,763
Baytex Energy
144A 5.125% 6/1/21 #	110,000	110,550
144A 5.625% 6/1/24 #	515,000	516,931
Calumet Specialty Products Partners 7.625% 1/15/22	790,000	829,500

NQ-129 [8/14] 10/14 (13308)     11

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Chaparral Energy
7.625% 11/15/22	189,000	$203,884
8.25% 9/1/21	236,000	255,765
CHC Helicopter 9.375% 6/1/21	685,000	767,200
Chesapeake Energy 4.875% 4/15/22	1,000,000	1,051,200
Compressco Partners 144A 7.25% 8/15/22 #	615,000	622,687
Energy Transfer Equity 5.875% 1/15/24	252,000	267,435
Energy XXI Gulf Coast 144A 6.875% 3/15/24 #	550,000	561,000
Exterran Partners 6.00% 4/1/21	460,000	466,900
FTS International 144A 6.25% 5/1/22 #	580,000	595,950
Genesis Energy 5.75% 2/15/21	530,000	549,875
Halcon Resources
8.875% 5/15/21	417,000	440,977
9.75% 7/15/20	465,000	503,363
Hercules Offshore
144A 6.75% 4/1/22 #	600,000	543,750
144A 7.50% 10/1/21 #	255,000	242,250
144A 8.75% 7/15/21 #	140,000	142,100
Key Energy Services 6.75% 3/1/21	780,000	795,600
Laredo Petroleum
5.625% 1/15/22	250,000	258,125
7.375% 5/1/22	98,000	107,800
Midstates Petroleum 9.25% 6/1/21	835,000	908,063
Northern Blizzard Resources 144A 7.25% 2/1/22 #	353,000	374,180
Northern Oil & Gas 8.00% 6/1/20	430,000	453,650
NuStar Logistics 6.75% 2/1/21	315,000	351,225
Oasis Petroleum 6.875% 3/15/22	605,000	663,987
Ocean Rig UDW 144A 7.25% 4/1/19 #	700,000	700,000
Offshore Group Investment 7.125% 4/1/23	210,000	209,475
PDC Energy 7.75% 10/15/22	450,000	495,000
Pioneer Energy Services 144A 6.125% 3/15/22 #	545,000	555,900
Regency Energy Partners 5.875% 3/1/22	550,000	594,000
Samson Investment 9.75% 2/15/20	588,000	602,700
SandRidge Energy 8.125% 10/15/22	849,000	906,307
Triangle USA Petroleum 144A 6.75% 7/15/22 #	545,000	559,987
Warren Resources 144A 9.00% 8/1/22 #	350,000	353,938
		18,062,017
Financials – 0.09%
Nuveen Investments 144A 9.50% 10/15/20 #	571,000	669,406
		669,406
Healthcare – 1.07%
Air Medical Group Holdings 9.25% 11/1/18	318,000	335,887

12     NQ-129 [8/14] 10/14 (13308)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Healthcare (continued)
Amsurg 144A 5.625% 7/15/22 #	305,000	$313,387
Community Health Systems
144A 6.875% 2/1/22 #	635,000	677,863
7.125% 7/15/20	142,000	153,893
8.00% 11/15/19	53,000	57,770
Crimson Merger Sub 144A 6.625% 5/15/22 #	530,000	506,813
DaVita HealthCare Partners 5.125% 7/15/24	925,000	940,031
Immucor 11.125% 8/15/19	555,000	618,825
Kinetic Concepts
10.50% 11/1/18	334,000	373,663
12.50% 11/1/19	245,000	280,219
Mallinckrodt International Finance 4.75% 4/15/23	305,000	288,987
MPH Acquisition Holdings 144A 6.625% 4/1/22 #	265,000	277,919
Par Pharmaceutical 7.375% 10/15/20	1,092,000	1,162,980
Salix Pharmaceuticals 144A 6.00% 1/15/21 #	640,000	696,000
Tenet Healthcare
144A 5.00% 3/1/19 #	420,000	426,300
6.00% 10/1/20	250,000	271,875
8.125% 4/1/22	315,000	363,431
Valeant Pharmaceuticals International
144A 5.625% 12/1/21 #	140,000	142,625
144A 6.375% 10/15/20 #	237,000	248,850
		8,137,318
Insurance – 0.35%
American International Group 8.175% 5/15/58 •	480,000	663,600
Hockey Merger Sub 2 144A 7.875% 10/1/21 #	610,000	645,075
Hub Holdings 144A PIK 8.125% 7/15/19 #	165,000	167,681
Onex USI Acquisition 144A 7.75% 1/15/21 #	446,000	461,610
XL Group 6.50% 10/29/49 •	758,000	734,313
		2,672,279
Media – 1.21%
Altice 144A 7.75% 5/15/22 #	605,000	644,325
CCO Holdings 5.25% 9/30/22	662,000	674,413
Clear Channel Communications PIK 14.00% 2/1/21 ✤	550,450	554,578
Columbus International 144A 7.375% 3/30/21 #	835,000	912,237
CSC Holdings 144A 5.25% 6/1/24 #	1,030,000	1,022,275
DISH DBS 5.00% 3/15/23	665,000	663,337
Gray Television 7.50% 10/1/20	510,000	540,600
MDC Partners 144A 6.75% 4/1/20 #	585,000	614,250
Mediacom Broadband 144A 5.50% 4/15/21 #	345,000	350,606
Numericable Group
144A 6.00% 5/15/22 #	605,000	623,906

NQ-129 [8/14] 10/14 (13308)     13

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Media (continued)
Numericable Group
144A 6.25% 5/15/24 #	200,000	$206,500
RCN Telecom Services 144A 8.50% 8/15/20 #	270,000	289,575
Sinclair Television Group 144A 5.625% 8/1/24 #	410,000	411,025
Virgin Media Finance 144A 6.375% 4/15/23 #	580,000	620,600
VTR Finance 144A 6.875% 1/15/24 #	975,000	1,048,125
		9,176,352
Services – 1.10%
Algeco Scotsman Global Finance 144A 10.75% 10/15/19 #	894,000	896,235
BlueLine Rental Finance 144A 7.00% 2/1/19 #	315,000	333,900
Caesars Growth Properties Holdings 144A
9.375% 5/1/22 #	600,000	581,625
Covanta Holding 5.875% 3/1/24	585,000	608,400
Mattamy Group 144A 6.50% 11/15/20 #	677,000	690,540
MCE Finance 144A 5.00% 2/15/21 #	400,000	400,000
MGM Resorts International
6.75% 10/1/20	135,000	149,850
7.75% 3/15/22	197,000	230,983
11.375% 3/1/18	230,000	291,525
Navios South American Logistics 144A 7.25% 5/1/22 #	530,000	550,537
Pinnacle Entertainment
6.375% 8/1/21	210,000	218,925
7.75% 4/1/22	163,000	176,855
8.75% 5/15/20	25,000	26,937
Stena 144A 7.00% 2/1/24 #	975,000	1,035,937
United Rentals North America 5.75% 11/15/24	1,210,000	1,270,500
Vander Intermediate Holding II 144A PIK 9.75% 2/1/19 #T	205,000	219,863
Watco 144A 6.375% 4/1/23 #	220,000	226,050
West 144A 5.375% 7/15/22 #	435,000	424,125
		8,332,787
Technology & Electronics – 0.87%
BMC Software Finance 144A 8.125% 7/15/21 #	315,000	319,725
CommScope 144A 5.50% 6/15/24 #	590,000	603,275
Entegris 144A 6.00% 4/1/22 #	580,000	600,300
First Data
11.25% 1/15/21	445,000	518,425
11.75% 8/15/21	811,000	963,063
First Data Holdings 144A PIK 14.50% 9/24/19 #T	33,809	38,458
Infinity Acquisition 144A 7.25% 8/1/22 #	680,000	674,900
Infor Software Parent 144A PIK 7.125% 5/1/21 #T	735,000	751,537
j2 Global 8.00% 8/1/20	618,000	678,255
Micron Technology 144A 5.50% 2/1/25 #	500,000	507,500

14     NQ-129 [8/14] 10/14 (13308)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Technology & Electronics (continued)
NCR
5.875% 12/15/21	150,000	$157,875
6.375% 12/15/23	460,000	499,100
Viasystems 144A 7.875% 5/1/19 #	295,000	306,800
		6,619,213
Telecommunications – 1.48%
CenturyLink 6.75% 12/1/23	370,000	410,931
Cogent Communications Finance 144A 5.625% 4/15/21 #	530,000	530,000
Digicel Group
144A 7.125% 4/1/22 #	1,450,000	1,508,000
144A 8.25% 9/30/20 #	925,000	1,003,625
Hughes Satellite Systems 7.625% 6/15/21	368,000	417,680
Intelsat Luxembourg
7.75% 6/1/21	416,000	440,440
8.125% 6/1/23	1,405,000	1,527,937
Level 3 Escrow II 144A 5.375% 8/15/22 #	625,000	629,687
Sprint
144A 7.125% 6/15/24 #	900,000	921,375
144A 7.25% 9/15/21 #	450,000	478,125
144A 7.875% 9/15/23 #	730,000	784,750
T-Mobile USA
6.125% 1/15/22	160,000	166,400
6.25% 4/1/21	210,000	218,663
6.50% 1/15/24	100,000	104,250
Wind Acquisition Finance
144A 4.75% 7/15/20 #	270,000	271,350
144A 7.375% 4/23/21 #	515,000	544,613
Windstream
7.50% 6/1/22	348,000	379,755
7.75% 10/1/21	300,000	328,500
Zayo Group 10.125% 7/1/20	524,000	598,015
		11,264,096
Utilities – 0.48%
AES 7.375% 7/1/21	129,000	148,350
AES Gener 144A 8.375% 12/18/73 #•	400,000	458,000
Calpine
5.375% 1/15/23	510,000	515,737
5.75% 1/15/25	205,000	207,306
144A 5.875% 1/15/24 #	290,000	311,750
Dynegy 5.875% 6/1/23	345,000	337,237
Elwood Energy 8.159% 7/5/26	389,399	440,995
Enel 144A 8.75% 9/24/73 #•	600,000	708,000

NQ-129 [8/14] 10/14 (13308)     15

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Utilities (continued)
NRG Energy 144A 6.25% 5/1/24 #	520,000	$539,500
		3,666,875
Total Corporate Bonds (cost $103,549,162)		107,004,319

Leveraged Non-Recourse Security – 0.00%
JPMorgan Fixed Income Pass Through Trust
Series 2007-B 144A 8.845% 1/15/87 #@t	1,300,000	0
Total Leveraged Non-Recourse Security (cost $1,105,000)		0

Municipal Bonds – 1.08%
California State
(Various Purposes) 5.00% 11/1/43	1,000,000	1,128,910
California Statewide Communities Development Authority
(California Baptist University) Series A 6.375% 11/1/43	1,000,000	1,118,430
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) Series A 5.25% 1/1/45	1,250,000	1,384,087
Dallas/Fort Worth International Airport
Series H 5.00% 11/1/42 (AMT)	1,000,000	1,064,650
Golden State, California Tobacco Securitization
Corporation Settlement Revenue (Asset-Backed Senior
Notes) Series A-1
5.75% 6/1/47	650,000	533,995
New York State Thruway Authority
Series J 5.00% 1/1/41	1,000,000	1,123,230
Palm Beach County Health Facilities Authority
(Sinai Residences Boca Raton Project)
7.25% 6/1/34	65,000	72,739
Series A 7.50% 6/1/49	325,000	364,985
Texas Private Activity Bond Surface Transportation Senior
Lien Revenue Bond
6.75% 6/30/43	450,000	542,619
Utility Debt Securitization Authority, New York
(Restructuring) Series TE 5.00% 12/15/41	750,000	862,643
Total Municipal Bonds (cost $7,384,239)		8,196,288

Senior Secured Loans – 1.34%«
Akorn Tranche B 4.50% 11/13/20	160,000	160,199
Applied Systems 2nd Lien 7.50% 1/15/22	553,000	558,530
Ashland Water 2nd Lien 7.75% 7/2/22	220,000	218,900
Atkore International 2nd Lien 7.75% 9/27/21	295,000	293,156
Azure Midstream Tranche B 6.50% 10/21/18	121,998	123,333

16     NQ-129 [8/14] 10/14 (13308)

(Unaudited)

	Principal amount°		Value (U.S. $)
Senior Secured Loans« (continued)
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20		590,000	$598,235
Borgata Tranche B 1st Lien 6.75% 8/15/18		537,300	543,812
Caesars Growth Partners Tranche B 1st Lien
6.25% 5/8/21		300,000	294,150
Citycenter Holdings Tranche B 5.00% 10/9/20		504,642	504,894
Clear Channel Communications Tranche D 6.75% 1/30/19		905,000	890,859
Flint Group Tranche 2nd Lien 8.25% 5/2/22		615,000	613,975
Gentiva Health Services Tranche B 6.50% 10/10/19		422,875	423,734
Hostess Brands 1st Lien 6.75% 3/12/20		583,538	601,044
LTS Buyer 2nd Lien 8.00% 3/15/21		82,225	82,944
Mauser Holdings 2nd Lien 8.25% 6/30/22		630,000	630,394
Moxie Liberty Tranche B 7.50% 8/21/20		295,000	304,588
Moxie Patriot (Panda Power Fund) Tranche B1
6.75% 12/18/20		290,000	299,425
Nuveen Investments 2nd Lien 6.50% 2/28/19		280,000	281,120
Otterbox Tranche B 5.75% 5/30/20		450,000	446,063
Panda Temple Power II Tranche B 1st Lien 7.25% 3/28/19		220,000	227,150
Polymer Group Tranche B 5.25% 12/13/19		477,600	478,645
Rite Aid 2nd Lien 5.75% 8/3/20		220,000	223,231
Samson Investment 2nd Lien 5.00% 9/25/18		595,000	589,847
Travelport Finance Luxembourg Sarl Tranche B 1st Lien
6.00% 8/15/21		385,000	387,358
Vantage Drilling Tranche B 1st Lien 5.75% 3/28/19		368,136	367,599
Total Senior Secured Loans (cost $10,103,572)			10,143,185

Sovereign Bonds – 0.35%Δ
Mexico – 0.28%
Mexican Bonos 8.00% 6/11/20	MXN	24,355,000	2,141,059
			2,141,059
South Africa – 0.07%
South Africa Government International Bond
5.375% 7/24/44		500,000	522,187
			522,187
Total Sovereign Bonds (cost $2,684,440)			2,663,246

Supranational Bank – 0.13%«
Inter-American Development Bank 7.25% 7/17/17	IDR	11,950,000,000	1,020,146
Total Supranational Bank (cost $996,733)			1,020,146

NQ-129 [8/14] 10/14 (13308)     17

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

	Number of
	Shares	Value (U.S. $)
Limited Partnership – 0.18%
Lehigh Gas Partners	37,930	1,372,687
Total Limited Partnership (cost $1,206,510)		1,372,687

Preferred Stock – 0.41%
Ally Financial 144A 7.00% #	1,100	1,111,447
Freddie Mac 6.02%	40,000	407,000
GMAC Capital Trust I 8.125% •	17,000	456,960
Regions Financial 6.375%	17,000	423,130
Vornado Realty Trust 6.625% @	28,600	726,726
Total Preferred Stock (cost $3,472,469)		3,125,263

Warrant – 0.00%
Wheeler Real Estate Investment Trust strike price $5.50,
expiration date 4/29/19 @†	24,948	16,965
Total Warrant (cost $207)		16,965

	Principal amount°
Short-Term Investments – 7.87%
Discount Notes – 2.68%≠
Federal Home Loan Bank
0.055% 9/12/14	9,069,810	9,069,801
0.075% 11/19/14	2,201,190	2,201,042
0.077% 11/14/14	9,084,322	9,083,749
		20,354,592
Repurchase Agreements – 4.90%
Bank of America Merrill Lynch
0.02%, dated 8/29/14, to be repurchased on 9/2/14,
repurchase price $9,440,527 (collateralized by U.S.
government obligations 0.00%-2.125%
9/18/14-5/15/44; market value $9,629,318)	9,440,506	9,440,506
Bank of Montreal
0.05%, dated 8/29/14, to be repurchased on 9/2/14,
repurchase price $3,146,853 (collateralized by U.S.
government obligations 0.00%-4.375%
1/31/16-8/15/23; market value $3,209,774)	3,146,835	3,146,835

18     NQ-129 [8/14] 10/14 (13308)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.05%, dated 8/29/14, to be repurchased on 9/2/14,
repurchase price $24,585,795 (collateralized by U.S.
government obligations 0.00%-3.125%
2/26/15-8/15/21; market value $25,077,372)	24,585,658	$24,585,659
		37,173,000
U.S. Treasury Obligation – 0.29%≠
U.S. Treasury Bill 0.093% 11/13/14	2,208,836	2,208,776
		2,208,776
Total Short-Term Investments (cost $59,734,792)		59,736,368

Total Value of Securities – 99.64%
(cost $641,198,497)		756,148,126
Receivables and Other Assets Net of Liabilities – 0.36%		2,753,726
Net Assets – 100.00%		$758,901,852

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2014, the aggregate value of Rule 144A securities was $84,632,631, which represented 11.15% of the Fund’s net assets. See Note 5 in “Notes.”

@	Illiquid security. At Aug. 31, 2014, the aggregate value of illiquid securities was $3,057,775, which represented 0.40% of the Fund’s net assets. See Note 5 in “Notes.”
t

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

✤	100% of the income received was in the form of both cash and par.
T	100% of the income received was in the form of additional cash.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Aug. 31, 2014, the aggregate value of fair valued securities was $432,957, which represented 0.06% of the Fund’s net assets. See Note 1 in “Notes.”

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
•	Variable rate security. The rate shown is the rate as of Aug. 31, 2014. Interest rates reset periodically.
Δ	Securities have been classified by country of origin.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Aug. 31, 2014.

ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Aug. 31, 2014.

NQ-129 [8/14] 10/14 (13308)     19

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

The following futures contracts and swap contract were outstanding at Aug. 31, 2014:1

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
(102)	E-mini S&P 500 Index	$(9,977,486)	$(10,207,140)	9/22/14	$(229,654)
(24)	U.S. Treasury 5 yr Notes	(2,845,620)	(2,852,063)	1/2/15	(6,443)
		$(12,823,106)			$(236,097)

Swap Contracts

CDS Contracts2

	Swap		Annual		Unrealized
	Referenced	Notional	Protection	Termination	Appreciation
Counterparty	Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
BNP	CDX.NA.HY.22	$5,940,000	5.00%	6/20/19	$(28,952)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

20     NQ-129 [8/14] 10/14 (13308)

(Unaudited)

Summary of abbreviations:
ADR – American Depositary Receipt
AMT – Subject to Alternative Minimum Tax
AUD – Australian Dollar
BNP – Banque Paribas
CDS – Credit Default Swap
CDX.NA.HY – Credit Default Swap Index North American High-Yield
IDR – Indonesian Rupiah
MXN – Mexican Peso
PIK – Pay-in-kind
REIT – Real Estate Investment Trust

NQ-129 [8/14] 10/14 (13308)     21

Notes
Delaware Dividend Income Fund	August 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds V - Delaware Dividend Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. For asset- backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2010 –Nov. 30, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regards to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

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Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Aug. 29, 2014.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The changes are included with the net realized and unrealized gain or loss on investments. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

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Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At Aug. 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Aug. 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$646,700,305
Aggregate unrealized appreciation	$122,538,138
Aggregate unrealized depreciation	(13,090,317)
Net unrealized appreciation	$109,447,821

For federal income tax purposes, at Nov. 30, 2013, capital loss carryforwards of $131,235,699 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $76,486,649 expires in 2016 and $54,749,050 expires in 2017.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. At Nov. 30, 2013, the Fund had no capital loss carryforward under the Act.

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U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

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The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2014:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed
Securities	$—	$1,025,959	$—	$1,025,959
Corporate Debt	—	179,051,068	—	179,051,068
Foreign Debt	—	3,683,392	—	3,683,392
Senior Secured Loans	—	10,143,185	—	10,143,185
Municipal Bonds	—	8,196,288	—	8,196,288
Common Stock[1]	431,033,369	28,140,561	—	459,173,930
Convertible Preferred Stock[1]	16,406,324	9,796,895	432,957	26,636,176
Preferred Stock[1]	1,606,816	1,518,447	—	3,125,263
Limited Partnership	1,372,687	—	—	1,372,687
Warrant	16,965	—	—	16,965
Exchange-Traded Funds	3,986,845	—	—	3,986,845
Short-Term Investments	—	59,736,368	—	59,736,368
Total	$454,423,006	$301,292,163	$432,957	$756,148,126
Futures Contracts	(236,097)	—	—	(236,097)
Swap Contracts	—	(28,952)	—	(28,952)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Common Stock	93.87%	6.13%	—	100.00%
Convertible Preferred Stock	61.59%	36.78%	1.63%	100.00%
Preferred Stock	51.41%	48.59%	—	100.00%

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

During the period ended Aug. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s Net Asset Value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s Net Asset Value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

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A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objectives. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

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Options Contracts — During the period ended Aug. 31, 2014, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rate or market conditions and foreign currencies; to earn income; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the period ended Aug. 31, 2014 for the Fund were as follows:

	Number of
	Contracts	Premiums
Options outstanding at Nov. 30, 2013	416	$46,460
Options written	4,018	435,265
Options expired	(2,568)	(305,583)
Options terminated in closing purchase transactions	(1,866)	(176,142)
Options outstanding at Aug. 31, 2014	—	$—

Swap Contracts — The Fund enters into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB-by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

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Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended Aug. 31, 2014, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the period ended Aug. 31, 2014, the Fund did not enter into any CDS contracts as a seller of protection. Initial margin and variation margin is posted to central counterparties for CDS basket trades, as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty or (2) trading certain CDS baskets through a central counterparty.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.”

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4. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

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At Aug. 31, 2014, the Fund had no securities out on loan.

5. Credit and Market Risk

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S & P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pools of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended Aug. 31, 2014. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities held by the Fund have been identified on the “Schedule of investments.”

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6. Subsequent Events

Effective Sept. 25, 2014 all remaining shares of Class B were converted to Class A shares.

Management has determined that no other material events or transactions occurred subsequent to Aug. 31, 2014 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Schedule of investments
Delaware Small Cap Core Fund	August 31, 2014 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 97.35%
Basic Materials – 6.88%
Axiall	60,600	$2,519,748
Boise Cascade †	86,565	2,602,144
Chemtura †	125,900	3,108,471
Innophos Holdings	34,200	1,988,730
Kaiser Aluminum	32,700	2,633,985
Materion	48,100	1,569,503
Neenah Paper	47,300	2,585,891
Quaker Chemical	14,699	1,146,522
Taminco †	82,405	1,973,600
Worthington Industries	54,000	2,183,760
		22,312,354
Business Services – 5.58%
Cross Country Healthcare †	170,900	1,363,782
Kforce	149,475	2,999,963
McGrath RentCorp	81,580	3,018,460
TeleTech Holdings †	87,000	2,335,950
U.S. Ecology	53,980	2,307,105
United Stationers	78,000	3,170,700
WageWorks †	69,993	2,887,911
		18,083,871
Capital Goods – 8.97%
AAON	120,430	2,247,224
Acuity Brands	7,620	943,966
Applied Industrial Technologies	66,940	3,260,647
Barnes Group	86,300	2,954,912
Chart Industries †	14,634	978,868
Columbus McKinnon	100,820	2,526,549
ESCO Technologies	46,300	1,666,800
Esterline Technologies †	15,600	1,828,788
Granite Construction	75,441	2,660,804
Kadant	71,900	2,850,116
MasTec †	42,200	1,287,100
MYR Group †	59,300	1,386,434
Rofin-Sinar Technologies †	102,100	2,446,316
Tetra Tech	80,300	2,047,650
		29,086,174
Communications Services – 2.09%
Atlantic Tele-Network	30,084	1,764,126
InterXion Holding †	85,191	2,350,420
RigNet †	56,601	2,641,569
		6,756,115

NQ-480 [8/14] 10/14 (13305)     1

Schedule of investments
Delaware Small Cap Core Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Consumer Discretionary – 3.35%
Express †	95,200	$1,650,768
G-III Apparel Group †	35,400	2,921,916
Iconix Brand Group †	66,500	2,768,395
Madden (Steven) †	103,550	3,519,665
		10,860,744
Consumer Services – 4.70%
Buffalo Wild Wings †	20,720	3,061,380
Cheesecake Factory	64,000	2,876,800
Del Frisco’s Restaurant Group †	101,000	2,235,130
Jack in the Box	64,580	3,839,281
Popeyes Louisiana Kitchen †	80,300	3,220,030
		15,232,621
Consumer Staples – 2.36%
Casey’s General Stores	49,600	3,555,824
J&J Snack Foods	25,086	2,375,895
Prestige Brands Holdings †	49,800	1,723,578
		7,655,297
Credit Cyclicals – 1.18%
Tenneco †	59,900	3,838,392
		3,838,392
Energy – 5.90%
Bonanza Creek Energy †	14,000	859,740
Bristow Group	20,250	1,477,845
C&J Energy Services †	67,100	1,925,099
Carrizo Oil & Gas †	40,200	2,521,344
Diamondback Energy †	19,110	1,650,149
Jones Energy Class A @†	106,670	2,050,197
Kodiak Oil & Gas †	184,300	2,998,561
Parsley Energy Class A †	23,700	519,504
Pioneer Energy Services †	57,500	884,350
Rosetta Resources †	60,800	3,040,000
RSP Permian †	42,315	1,210,209
		19,136,998
Financials – 16.26%
American Equity Investment Life Holding	125,300	3,099,922
AMERISAFE	46,900	1,769,537
BBCN Bancorp	144,400	2,108,240
Bryn Mawr Bank	26,600	782,572
Cardinal Financial	136,200	2,433,894
City Holding	53,250	2,274,840
Evercore Partners Class A	51,600	2,643,468

2     NQ-480 [8/14] 10/14 (13305)

(Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Financials (continued)
Fidelity & Guaranty Life	93,435	$2,107,894
First NBC Bank Holding †	63,100	2,026,141
Flushing Financial	94,900	1,831,570
Greenhill	34,600	1,696,092
Independent Bank @	62,600	2,304,306
Infinity Property & Casualty @	29,400	2,010,372
Primerica	47,800	2,405,774
Prosperity Bancshares	49,200	2,971,680
Selective Insurance Group @	90,600	2,171,682
Sterling Bancorp	219,100	2,775,997
Stifel Financial †	57,900	2,772,252
Susquehanna Bancshares	230,500	2,378,760
Texas Capital Bancshares †	55,100	2,974,298
United Fire Group	62,600	1,835,432
Webster Financial	88,400	2,607,800
Western Alliance Bancorp †	114,600	2,705,706
		52,688,229
Healthcare – 13.67%
Acorda Therapeutics †	79,100	2,577,078
Air Methods †	61,300	3,595,858
Akorn †	76,600	2,988,932
Auxilium Pharmaceuticals †	155,300	2,888,580
Cepheid †	75,300	3,014,259
CONMED	68,840	2,719,180
CryoLife	168,505	1,691,790
DexCom †	63,100	2,789,020
ICON †	63,900	3,165,606
InterMune †	35,200	2,585,440
Isis Pharmaceuticals †	37,300	1,520,348
Medicines †	44,400	1,137,084
Merit Medical Systems †	94,887	1,187,036
NPS Pharmaceuticals †	96,100	2,900,298
Quidel †	94,500	2,230,200
Spectrum Pharmaceuticals †	174,200	1,412,762
WellCare Health Plans †	35,100	2,311,686
West Pharmaceutical Services	82,820	3,596,873
		44,312,030
Media – 0.61%
National CineMedia	134,550	1,964,430
		1,964,430
Real Estate – 6.56%
DCT Industrial Trust	339,700	2,700,615

NQ-480 [8/14] 10/14 (13305)     3

Schedule of investments
Delaware Small Cap Core Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Real Estate (continued)
DuPont Fabros Technology	88,900	$2,503,424
EastGroup Properties	38,600	2,502,824
EPR Properties	46,800	2,663,388
Kite Realty Group Trust	108,600	2,793,192
LaSalle Hotel Properties	91,400	3,340,670
Ramco-Gershenson Properties Trust	137,100	2,325,216
Sovran Self Storage	31,330	2,420,869
		21,250,198
Technology - 15.85%
Anixter International	31,850	2,841,975
Applied Micro Circuits †	230,800	1,954,876
Brightcove †	270,900	1,647,072
Callidus Software †	81,100	931,028
ExlService Holdings †	38,790	1,057,803
FARO Technologies †	58,690	3,404,607
GrubHub †	31,100	1,195,484
Guidewire Software †	51,800	2,359,490
inContact †	267,070	2,446,361
j2 Global	61,200	3,271,140
KEYW Holding †	215,182	2,545,603
NETGEAR †	67,110	2,229,394
Plantronics	45,700	2,181,261
Proofpoint †	92,200	3,676,936
Rally Software Development †	105,800	1,220,932
SciQuest †	136,600	2,181,502
Semtech †	109,000	2,839,995
Shutterfly †	53,200	2,713,732
SS&C Technologies Holdings †	59,332	2,685,366
Synaptics †	35,220	2,891,562
Tyler Technologies †	21,300	1,896,978
WNS Holdings ADR †	155,198	3,201,735
		51,374,832
Transportation - 1.68%
Roadrunner Transportation Systems †	96,100	2,419,798
XPO Logistics †	97,100	3,007,187
		5,426,985
Utilities - 1.71%
Cleco	54,900	3,097,458
NorthWestern	50,900	2,457,452
		5,554,910
Total Common Stock (cost $276,736,641)		315,534,180

4     NQ-480 [8/14] 10/14 (13305)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments – 4.18%
Discount Notes – 1.31%≠
Federal Home Loan Bank
0.055% 9/12/14	1,855,341	$1,855,340
0.075% 11/19/14	533,888	533,852
0.077% 11/14/14	1,858,310	1,858,193
		4,247,385
Repurchase Agreements – 2.68%
Bank of America Merrill Lynch
0.02%, dated 8/29/14, to be repurchased on 9/2/14,
repurchase price $2,205,913 (collateralized by U.S.
government obligations 0.00%-2.125%
9/18/14-5/15/44; market value $2,250,027)	2,205,908	2,205,908
Bank of Montreal
0.05%, dated 8/29/14, to be repurchased on 9/2/14,
repurchase price $735,307 (collateralized by U.S.
government obligations 0.00%-4.375%
1/2/15-2/15/38; market value $750,009)	735,303	735,303
BNP Paribas
0.05%, dated 8/29/14, to be repurchased on 9/2/14,
repurchase price $5,744,821 (collateralized by U.S.
government obligations 0.00%-3.125%
2/26/15-8/15/21; market value $5,859,685)	5,744,789	5,744,789
		8,686,000
U.S. Treasury Obligation – 0.19%≠
U.S. Treasury Bill 0.093% 11/13/14	616,255	616,238
		616,238
Total Short-Term Investments (cost $13,549,265)		13,549,623

Total Value of Securities – 101.53%
(cost $290,285,906)		329,083,803
Liabilities Net of Receivables and Other Assets – (1.53%)		(4,944,383)
Net Assets – 100.00%		$324,139,420

@	Illiquid security. At Aug. 31, 2014, the aggregate value of illiquid securities was $8,536,557, which represented 2.63% of the Fund’s net assets. See Note 4 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.

ADR – American Depositary Receipt

NQ-480 [8/14] 10/14 (13305)     5

Notes
Delaware Small Cap Core Fund	August 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds V - Delaware Small Cap Core Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2010 – Nov. 30, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Aug. 29, 2014.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

6     NQ-480 [8/14] 10/14 (13305)

(Unaudited)

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At Aug. 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Aug. 31, 2014, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$291,056,961
Aggregate unrealized appreciation	$43,663,830
Aggregate unrealized depreciation	(5,636,988)
Net unrealized appreciation	$38,026,842

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

NQ-480 [8/14] 10/14 (13305)     7

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2014:

	Level 1	Level 2	Total
Common Stock	$315,534,180	$—	$315,534,180
Short-Term Investments	—	13,549,623	13,549,623
Total	$315,534,180	$13,549,623	$329,083,803

During the period ended Aug. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Aug. 31, 2014, there were no Level 3 investments.

3. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan.

8     NQ-480 [8/14] 10/14 (13305)

(Unaudited)

As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in a Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

During the period ended Aug. 31, 2014, the Fund had no securities out on loan.

4. Credit and Market Risk

The Fund invests a significant portion of its assets in small-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended Aug. 31, 2014. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

NQ-480 [8/14] 10/14 (13305)     9

(Unaudited)

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Aug. 31, 2014, there were no Rule 144A securities held by the Fund. Illiquid securities have been identified on the “Schedule of investments.”

5. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2014 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

10     NQ-480 [8/14] 10/14 (13305)

Schedule of investments
Delaware Small Cap Value Fund	August 31, 2014 (Unaudited)

	Number of
	shares	Value (U.S. $)
Common Stock – 97.26%
Basic Industry – 9.67%
Albemarle	414,200	$26,334,836
Berry Plastics Group †	1,200,200	28,936,822
Chemtura †	1,841,200	45,459,228
Cytec Industries	331,100	34,116,544
Fuller (H.B.)	874,500	41,136,480
Glatfelter	884,731	22,056,344
Kaiser Aluminum	454,227	36,587,985
Olin	661,600	18,055,064
Ryerson Holding †	816,700	8,942,865
		261,626,168
Business Services – 0.99%
Brink’s	445,700	12,203,266
United Stationers	360,318	14,646,927
		26,850,193
Capital Spending – 10.78%
Actuant Class A	626,600	21,135,218
Altra Holdings @	833,164	27,711,035
Circor International	75,673	5,387,161
EnPro Industries †	278,600	18,916,940
H&E Equipment Services	881,780	36,073,620
ITT	1,185,400	56,733,244
MasTec †	1,177,300	35,907,650
Primoris Services	734,134	21,319,251
Regal-Beloit	333,900	23,730,273
Thermon Group Holdings @†	752,400	20,427,660
United Rentals †	206,800	24,330,020
		291,672,072
Consumer Cyclical – 3.84%
Barnes Group	620,900	21,259,616
Dana Holdings	996,900	23,157,987
Knoll	674,800	12,342,092
Meritage Homes †	768,200	31,703,614
Standard Motor Products @	413,140	15,538,195
		104,001,504
Consumer Services – 8.57%
Asbury Automotive Group †	267,100	18,611,528
Brinker International	301,400	14,738,460
Cato Class A	548,044	19,000,685
Cheesecake Factory	523,400	23,526,830
Cinemark Holdings	370,131	13,061,923

NQ-021 [8/14] 10/14 (13304)     1

Schedule of investments
Delaware Small Cap Value Fund (Unaudited)

	Number of
	shares	Value (U.S. $)
Common Stock (continued)
Consumer Services (continued)
Finish Line Class A	522,500	$15,481,675
Genesco †	233,900	18,548,270
Guess	255,700	5,993,608
Hanesbrands	202,700	20,813,236
Madden (Steven) †	545,550	18,543,245
Meredith	364,518	16,979,248
Pier 1 Imports	825,500	13,009,880
Stage Stores	554,300	9,683,621
Texas Roadhouse	898,600	23,893,774
		231,885,983
Consumer Staples – 1.13%
Core-Mark Holding	84,300	4,059,888
J&J Snack Foods	124,900	11,829,279
Pinnacle Foods	452,600	14,646,136
		30,535,303
Energy – 8.28%
Helix Energy Solutions Group †	1,721,500	47,031,380
Jones Energy Class A @†	437,100	8,401,062
Parsley Energy Class A †	21,709	475,861
Patterson-UTI Energy	1,268,000	43,796,720
Southwest Gas	542,600	28,329,146
Stone Energy †	1,039,863	36,592,779
Whiting Petroleum †	641,500	59,441,390
		224,068,338
Financial Services – 21.24%
Bank of Hawaii	623,000	36,165,150
Boston Private Financial Holdings	1,593,200	19,341,448
Community Bank System @	873,200	30,858,888
CVB Financial	653,300	10,152,282
East West Bancorp	1,808,823	63,019,393
First Financial Bancorp @	1,259,500	20,920,295
First Midwest Bancorp	1,159,400	19,535,890
Hancock Holding	1,144,000	38,026,560
Independent Bank @	724,500	26,668,845
Infinity Property & Casualty @	293,082	20,040,947
Main Street Capital	556,300	18,113,128
NBT Bancorp @	1,084,300	26,034,043
Platinum Underwriters Holdings @	640,100	39,987,047
ProAssurance	579,000	26,749,800
S&T Bancorp @	598,856	14,935,469

2     NQ-021 [8/14] 10/14 (13304)

(Unaudited)

	Number of
	shares	Value (U.S. $)
Common Stock (continued)
Financial Services (continued)
Selective Insurance Group @	1,250,900	$29,984,073
StanCorp Financial Group	224,300	14,696,136
Stifel Financial †	442,200	21,172,536
Susquehanna Bancshares	1,949,900	20,122,968
Validus Holdings	544,984	21,314,324
Webster Financial	1,170,000	34,515,000
WesBanco @	723,178	22,454,677
		574,808,899
Healthcare – 6.42%
Cooper	157,700	25,709,831
Haemonetics †	361,200	12,891,228
Owens & Minor	661,500	22,755,600
Service Corp. International	1,338,900	29,683,413
STERIS	605,600	34,089,224
Teleflex	191,900	21,009,212
VCA Antech †	680,200	27,718,150
		173,856,658
Real Estate – 6.60%
Alexander & Baldwin	535,800	21,914,220
Brandywine Realty Trust	1,569,537	25,143,983
Education Realty Trust	1,174,000	12,784,860
Healthcare Realty Trust	723,000	18,046,080
Highwoods Properties	622,400	26,483,120
Lexington Realty Trust	2,262,300	24,613,824
Ramco-Gershenson Properties Trust	888,989	15,077,253
Summit Hotel Properties	1,262,700	13,826,565
Washington Real Estate Investment Trust	750,100	20,837,778
		178,727,683
Technology – 14.67%
Black Box	223,813	5,293,177
Brocade Communications Systems †	2,505,400	26,431,970
Cirrus Logic †	675,600	16,336,008
CommScope Holding †	1,047,100	26,973,296
Compuware	2,761,700	25,821,895
Electronics for Imaging †	502,480	22,129,219
Netscout Systems †	609,500	28,079,665
ON Semiconductor †	3,277,500	31,988,400
Premiere Global Services @†	962,850	12,680,735
PTC †	823,100	31,845,739
RF Micro Devices †	2,371,300	29,570,111

NQ-021 [8/14] 10/14 (13304)     3

Schedule of investments
Delaware Small Cap Value Fund (Unaudited)

	Number of
	shares	Value (U.S. $)
Common Stock (continued)
Technology (continued)
Synopsys †	1,092,900	$44,699,610
Tech Data †	440,400	29,727,000
Teradyne	1,417,700	29,190,443
Vishay Intertechnology	2,264,300	36,228,800
		396,996,068
Transportation – 2.78%
Kirby †	166,300	19,837,927
Matson	507,700	13,702,823
Saia †	400,150	18,995,121
Werner Enterprises	914,200	22,763,580
		75,299,451
Utilities – 2.29%
Black Hills	375,500	20,175,615
El Paso Electric	490,500	19,296,270
NorthWestern	464,100	22,406,748
		61,878,633
Total Common Stock (cost $1,967,315,993)		2,632,206,953

	Principal amount°
Short-Term Investments – 2.90%
Discount Notes – 0.91%≠
Federal Home Loan Bank
0.055% 9/12/14	10,699,618	10,699,608
0.075% 11/19/14	3,455,570	3,455,338
0.077% 11/14/14	10,371,070	10,370,416
		24,525,362
Repurchase Agreements – 1.93%
Bank of America Merrill Lynch
0.02%, dated 8/29/14, to be repurchased on 9/2/14,
repurchase price $13,258,083 (collateralized by U.S.
government obligations 0.00%-2.125%
9/18/14-5/15/44; market value $13,523,217)	13,258,054	13,258,054
Bank of Montreal
0.05%, dated 8/29/14, to be repurchased on 9/2/14,
repurchase price $4,419,376 (collateralized by U.S.
government obligations 0.00%-4.375%
1/2/15-2/15/38; market value $4,507,741)	4,419,351	4,419,351

4     NQ-021 [8/14] 10/14 (13304)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.05%, dated 8/29/14, to be repurchased on 9/2/14,
repurchase price $34,527,787 (collateralized by U.S.
government obligations 0.00%-3.125%
2/26/15-8/15/21; market value $35,218,148)	34,527,595	$34,527,595
		52,205,000
U.S. Treasury Obligation - 0.06%≠
U.S. Treasury Bill 0.093% 11/13/14	1,776,751	1,776,703
		1,776,703
Total Short-Term Investments (cost $78,505,285)		78,507,065

Total Value of Securities – 100.16%
(cost $2,045,821,278)		2,710,714,018

Liabilities Net of Receivables and Other Assets – (0.16%)		(4,405,971)
Net Assets – 100.00%		$2,706,308,047

@	Illiquid security. At Aug. 31, 2014, the aggregate value of illiquid securities was $316,642,971, which represented 11.70% of the Fund’s net assets. See Note 4 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.

NQ-021 [8/14] 10/14 (13304)     5

Notes
Delaware Small Cap Value Fund	August 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds V - Delaware Small Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2010 – Nov. 30, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regards to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Aug. 31, 2014.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

6     NQ-021 [8/14] 10/14 (13304)

(Unaudited)

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary for tax purposes.

2. Investments

At Aug. 31, 2014, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Aug. 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$2,046,401,082
Aggregate unrealized appreciation	$680,803,889
Aggregate unrealized depreciation	(16,490,953)
Net unrealized appreciation	$664,312,936

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

NQ-021 [8/14] 10/14 (13304)     7

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2014:

	Level 1	Level 2	Total
Common Stock	$2,632,206,953	$—	$2,632,206,953
Short-Term Investments	—	78,507,065	78,507,065
Total	$2,632,206,953	$78,507,065	$2,710,714,018

During the period ended Aug. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Aug. 31, 2014, there were no Level 3 investments.

3. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on a particular day may be more or less than the value of the security on loan.

8     NQ-021 [8/14] 10/14 (13304)

(Unaudited)

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At Aug. 31, 2014, the Fund had no securities out on loan.

NQ-021 [8/14] 10/14 (13304)     9

(Unaudited)

4. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended Aug. 31, 2014. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Aug. 31, 2014, there were no Rule 144A securities held by the Fund. Illiquid securities have been identified on the “Schedule of investments.”

5. Subsequent Events

Effective Sept. 25, 2014, all remaining shares of Class B were converted to Class A shares.

Management has determined that no other material events or transactions occurred subsequent to Aug. 31, 2014 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

10     NQ-021 [8/14] 10/14 (13304)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: